UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06434
Morgan Stanley Insured Municipal Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009
Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Insured Municipal Trust
Portfolio of Investments July 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (163.3%)
	Alaska (2.2%)
$1,030	Matanuska-Susitna Borough, Goose Creek Correctional Center Project Ser 2008 (AGC Insd)	6.00%	09/01/28	$1,133,896
4,000	North Slope Borough, Ser 2000 B (NATL-RE Insd) (e)	0.00	06/30/10	3,953,160

				5,087,056

	Arizona (2.1%)
1,305	Arizona, Ser 2008 A (FSA Insd)	5.00	09/01/27	1,300,328
2,000	Arizona Board of Regents, Arizona State University Ser 2004 COPs (AMBAC Insd)	5.00	09/01/30	2,002,580
550	Maricopa County Pollution, Public Service Company Series D	6.00	05/01/29	559,625
1,000	Phoenix Civic Improvement Corporation, Jr Lien Wastewater Ser 2004 (NATL-RE Insd)	5.00	07/01/27	1,019,150

				4,881,683

	California (25.2%)
1,205	Alameda County Joint Powers Authority, Ser 2008 A (FSA Insd)	5.00	12/01/24	1,226,280
1,335	Alhambra Unified School District, California, Ser 2007 A (FSA Insd)	0.00	08/01/35	243,615
2,190	Alhambra Unified School District, California, Ser 2007 A (FSA Insd)	0.00	08/01/36	370,526
945	Alvord Unified School District, Ser 2007 A (FSA Insd)	5.00	08/01/27	927,414
16,000	Anaheim Public Financing Authority, Anaheim Electric Ser 2007-A (NATL-RE Insd) (a)	4.50	10/01/37	13,467,840
960	Beverly Hills Unified School District, 2008 Election Ser 2009 (e)	0.00	08/01/26	403,776
1,850	Beverly Hills Unified School District, 2008 Election Ser 2009 (e)	0.00	08/01/31	558,349
2,500	California Department of Water and Power Supply, Ser 2008 H (FSA Insd)	5.00	05/01/22	2,603,000
480	Clovis Unified School District, Election of 2004 Ser A (FGIC Insd) (e)	0.00	08/01/29	131,803
1,090	Dry Creek California Joint Elementary School Capital Appreciation Election 2008 E	0.00	08/01/44	99,997
6,270	Dry Creek California Joint Elementary School Capital Appreciation Election 2008 E	0.00	08/01/45	536,524
4,610	Dry Creek California Joint Elementary School Capital Appreciation Election 2008 E	0.00	08/01/48	319,473
4,000	Eastern Municipal Water District, Water & Sewer Refg Ser 2006 A COPs (NATL-RE Insd)	5.00	07/01/32	3,883,000
2,705	El Segundo Unified School District, Election of 2008 Ser A (e)	0.00	08/01/32	596,777
4,530	Fontana Unified School District, Ser B (FSA Insd) (e)	0.00	08/01/30	1,162,715
6,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38	4,954,680
2,000	Kern County Board of Education, Refg 2006 Ser A COPs (NATL-RE Insd)	5.00	06/01/31	1,868,820
3,000	Los Angeles, Ser 2004 A (NATL-RE Insd)	5.00	09/01/24	3,104,550
1,450	Menifee Union School District, Election of 2008 Ser C (AGC Insd) (e)	0.00	08/01/37	216,413
1,505	Moreland California School District 2014 Ser C	0.00	08/01/29	394,656
1,080	Oak Grove California School District Capital Appreciation Election 2008 Ser A	0.00	08/01/28	320,328
725	Oakland Joint Powers Financing Authority, Oakland Administration Buildings 2008 Ser B (AGC Insd)	5.00	08/01/23	734,969
500	Oakland Joint Powers Financing Authority, Oakland Administration Buildings 2008 Ser B (AGC Insd)	5.00	08/01/25	501,800
5,700	Patterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (e)	0.00	08/01/47	459,420
7,670	Patterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (e)	0.00	08/01/48	577,474
4,240	Patterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (e)	0.00	03/01/49	306,764
1,000	Port of Oakland, 2002 Series L (AMT) (NATL-RE FGIC Insd)	5.00	11/01/21	916,630
3,210	Poway Unified School District, School Facilities Improvement District No. 2007-1 Election 2008 Ser A (e)	0.00	08/01/28	952,086
3,470	Poway Unified School District, School Facilities Improvement District No. 2007-1 Election 2008 Ser A (e)	0.00	08/01/31	824,541
27,055	San Bernadino Community College District Election 2008 Ser B	0.00	08/01/48	1,895,473
5,000	San Diego County Water Authority, Ser 2004 A COPs (FSA Insd) (a)	5.00	05/01/29	5,009,525
2,000	San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC Insd)	4.50	09/01/37	1,715,520
615	San Rafael City High School District , Election Ser 2002 B	0.00	08/01/25	244,838
1,000	San Francisco City and County, Laguna Honda Hospital Ser 2008 R3 (AGC Insd) (a)	5.00	06/15/28	1,506,215
3,310	University of California Ser 2007-J (FSA Insd) (a)	4.50	05/15/31	2,991,145
2,690	University of California Ser 2007-J (FSA Insd) (a)	4.50	05/15/35	2,372,041
1,000	University of California, Limited Projects Ser 2005 B (FSA Insd)	5.00	05/15/30	999,920

				59,398,897

	Colorado (3.3%)
2,000	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA Insd)	5.25	10/01/40	1,570,020
5,000	Denver City & County, Airport Refg Ser 2000 A (AMT) (AMBAC Insd)	6.00	11/15/18	5,069,950
6,000	Denver Convention Center Hotel Authority, Refg Ser 2006 (XLCA Insd)	5.00	12/01/35	1,096,035

				7,736,005

	Connecticut (0.5%)
1,225	Connecticut Health and Educational Facilities Authority, Quinnipiac University Ser K-1 (NATL-RE Insd)	5.00	07/01/27	1,244,331

	District of Columbia (6.4%)
2,100	District of Columbia, Income Tax Secured Revenue Ser 2009A (a)	5.25	06/01/17	2,263,107
2,000	District of Columbia, Ser 2008 E (BHAC Insd) (a)	5.00	06/01/26	2,085,823
2,000	District of Columbia, Ser 2008 E (BHAC Insd) (a)	5.00	06/01/27	2,085,823
4,000	District of Columbia, Ser 2008 E (BHAC Insd) (a)	5.00	06/01/28	4,171,645
4,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00	02/01/31	3,270,360
500	District of Columbia Water & Sewer Authority, Ser 2008 A (AGC Insd)	5.00	10/01/28	513,660
625	District of Columbia Water & Sewer Authority, Ser 2008 A (AGC Insd)	5.00	10/01/29	637,394

				15,027,812

	Florida (9.7%)
1,265	Mid-Bay Bridge Authority, Ser 2008 A (AGC Insd)	5.00	10/01/27	1,296,714

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
1,000	Miami-Dade County, Building Better Comunities Program Series 2008B-1	6.00	07/01/38		1,042,680
2,155	Miami Dade County, Miami Int’l Airport Refg Ser 2003 B (AMT) (NATL-RE Insd)	5.25	10/01/18		2,127,416
2,270	Miami Dade County, Miami Int’l Airport Refg Ser 2003 B (AMT) (NATL-RE Insd)	5.25	10/01/19		2,228,663
1,500	Miami-Dade County Educational Facilities Authority, University of Miami Series 2008A (BHAC Insd)	5.50	04/01/38		1,535,985
1,200	Palm Beach County, Solid Waste Authority Series 2009 (BHAC Insd)	5.50	10/01/23		1,324,800
1,000	Port St Lucie Utility Refg System Ser 2009	5.00	09/01/29		985,010
10,000	Tampa Bay Water, Ser 2001 B (FGIC Insd)	5.00	10/01/31		10,011,500
2,185	Tampa Sports Authority, Sales Tax Refg Ser 2005 (FSA Insd)	5.00	01/01/26		2,225,357

					22,778,125

	Georgia (3.3%)
5,000	Atlanta, Airport Ser 2004 C (FSA Insd) (a)	5.00	01/01/33		5,007,775
2,000	Atlanta, Water & Wastewater Ser 1999 A (FGIC Insd)	5.00	11/01/29		1,821,720
900	Fulton County Development Authority, Morehouse College Ser 2000 (AMBAC Insd)	6.25	12/01/10	(b)	976,995

					7,806,490

	Hawaii (6.5%)
5,000	Hawaii, Airports Refg Ser 2001 (AMT) (FGIC Insd)	5.25	07/01/21		4,962,650
5,000	Honolulu City & County, Ser 2003 A (NATL-RE Insd) (a)	5.25	03/01/25		5,307,700
5,000	Honolulu City & County, Ser 2003 A (NATL-RE Insd) (a)	5.25	03/01/26		5,159,375

					15,429,725

	Idaho (0.9%)
2,065	Idaho Housing and Finance Association, Federal Highway Trust 2008 Ser A (AGC Insd)	5.25	07/15/25		2,210,293

	Illinois (18.6%)
3,000	Chicago, O’Hare Int’l Airport, Ser 2005 A (NATL-RE Insd)	5.25	01/01/25		3,052,140
2,000	Chicago, O’ Hare Int’l Airport Third Lien Ser 2003 B-2 (AMT) (FSA Insd)	5.75	01/01/23		2,026,300
2,000	Chicago, Refg 2001 A (NATL-RE Insd)	0.00	01/01/21	(c)	2,064,440
2,000	Chicago, Refg 2001 A (NATL-RE Insd)	0.00	01/01/22	(c)	2,050,240
1,370	Chicago, Transit Authority Ser 2008 (AGC Insd)	5.25	06/01/26		1,452,323
940	Chicago, Second Lien Water Ser 2008 (AGC Insd)	5.00	11/01/27		974,460
670	De Kalb County, Community Unit School District No. 428 (FSA Insd)	5.00	01/01/27		695,607
305	De Kalb County, Community Unit School District No. 428 (FSA Insd)	5.00	01/01/28		312,994
10,000	Illinois, Ser 2001 (NATL-RE Insd) (a)	5.375	04/01/16		11,356,100
10,000	Illinois, Ser 2001 (NATL-RE Insd) (a)	5.375	04/01/16		11,356,100
1,635	Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009B	5.75	08/15/30		1,695,528
5,375	Kendall Kane & Will County, Community Unit School District No. 308 (FSA Insd) (e)	0.00	02/01/27		1,969,884
4,000	Regional Transportation Authority, Refg Ser 1999 (FSA Insd)	5.75	06/01/21		4,759,080

					43,765,196

	Iowa (4.4%)
1,810	Iowa State LJOBS Program Ser 2009 A (a)	5.00	06/01/25		1,945,072
1,355	Iowa State LJOBS Program Ser 2009 A (a)	5.00	06/01/26		1,444,754
3,600	Vision Iowa Ser 2001 (NATL-RE Insd)	5.50	02/15/19		4,141,152
2,500	Vision Iowa Ser 2001 (NATL-RE Insd)	5.50	02/15/20		2,822,150

					10,353,128

	Kansas (0.7%)
615	Kansas State Development Finance Authority, Hospital Adventist Health System\Sunbelt Ser C	5.50	11/15/29		620,234
1,060	Wyandotte County/Kansas City, Utility System Improvement Ser 2009-A (BHAC Insd)	5.25	09/01/34		1,090,507

					1,710,741

	Kentucky (6.7%)
1,640	Kentucky Property and Buildings Commission, Refg Project No. 93 (AGC Insd)	5.25	02/01/28		1,727,756
10,000	Louisville & Jefferson County Metropolitan Sewer District, Ser 1999 A (FGIC Insd)	5.75	05/15/33		10,094,900
3,800	Louisville Board of Water Works, Water Ser 2000 (FSA Insd)	5.50	11/15/25		3,864,448

					15,687,104

	Louisiana (0.6%)
1,500	Louisiana Public Facilities Authority, Baton Rouge General Medical Center-FHA Insured Mtge Ser 2004 (NATL-RE Insd)	5.25	07/01/33		1,475,850

	Maryland (1.1%)
2,500	Maryland Economic Development Corporation, Maryland Aviation Administration Ser 2003 (AMT) (FSA Insd)	5.375	06/01/22		2,518,475

	Massachusetts (3.9%)
2,000	Massachusetts Health and Educational Facilities Authority, Boston College Series M-2	5.50	06/01/30		2,239,460
6,460	Massachusetts Health and Educational Facilities Authority, Harvard University Ser 2009 A (a)	5.50	11/15/36		6,960,112

					9,199,572

	Michigan (2.1%)
1,200	Detroit, Water Supply System Refg Ser 2006 C (FSA Insd)	5.00	07/01/26		1,170,528
850	Ferris State University, Ser 2008 (FSA Insd)	4.50	10/01/24		851,539
425	Ferris State University, Ser 2008 (FSA Insd)	4.50	10/01/25		423,190
1,190	Wayne State University, Ser 2008 (FSA Insd)	5.00	11/15/29		1,194,296
1,125	Western Michigan University, Ser 2008 (FSA Insd)	5.00	11/15/23		1,189,991

					4,829,544

	Minnesota (2.9%)
3,000	Brainerd Independent School District #181, Ser 2002 A (FGIC Insd)	5.375	02/01/18		3,217,770
4,000	Minneapolis, Fairview Health 2005 Ser D (AMBAC Insd)	5.00	11/15/34		3,577,880

					6,795,650

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Missouri (0.8%)
2,000	Missouri Joint Municipal Electrical Utility Commission, Plum Point Ser 2006 (NATL-RE Insd)	5.00	01/01/25	1,845,960

	Nevada (5.5%)
4,000	Clark County, Transportation Impr Ltd Tax Ser 06/01/92 B (AMBAC Insd)	6.50	06/01/17	4,698,880
8,000	Nevada Capital Improvement & Cultural Affairs Ser 2008 C (FSA Insd) (a)	5.00	06/01/26	8,027,945
1,500	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd) (e)	0.00	01/01/21	136,125

				12,862,950

	New Jersey (4.8%)
1,195	New Jersey Economic Development Authority, School Facilities Construction Series N-1	5.50	09/01/24	1,293,372
510	New Jersey Educational Facilities Authority, Rowan University Ser 2008 B (AGC Insd)	5.00	07/01/26	545,154
2,755	New Jersey Housing Mortgage Finance Authority, Home Buyer Ser 2000 CC (AMT) (NATL-RE Insd)	5.875	10/01/31	2,766,902
5,860	New Jersey Transportation Trust Fund Authority, Transportation System 2006 Ser C (AGC Insd) (e)	0.00	12/15/26	2,205,059
2,000	New Jersey Transportation Trust Fund Authority, Ser 2005 C (FGIC Insd)	5.25	06/15/20	2,098,000
2,500	New Jersey Turnpike Authority, Ser 2003 A (AMBAC Insd)	5.00	01/01/30	2,522,000

				11,430,487

	New Mexico (0.6%)
1,500	Albuquerque, Gross Receipts Lodgers’ Tax Refg Ser 2004 A (FSA Insd)	5.00	07/01/37	1,505,775

	New York (14.5%)
1,360	Hudson Yards Infrastructure Corporation, Ser 2006 A (NATL-RE Insd)	4.50	02/15/47	1,085,770
1,000	Long Island Power Authority, Ser 2006 A (XLCA Insd)	5.00	12/01/26	1,007,410
6,805	Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 B (NATL-RE Insd)	5.50	07/01/20	7,086,931
10,000	Metropolitan Transportation Authority, Transportation Refg Ser 2002 A (AMBAC Insd)	5.50	11/15/17	10,499,800
2,000	Metropolitan Transportation Authority, Transportation Refg Ser 2002 A (FGIC Insd)	5.00	11/15/25	2,016,120
1,000	New York City Industrial Development Agency, New York, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00	01/01/31	895,790
2,000	New York City Industrial Development Agency, New York, Yankee Stadium Ser 2006 (FGIC Insd)	5.00	03/01/46	1,646,640
940	New York State Dormitory Authority, Montefiore Hospital — FHA Insured Mtge Ser 2004 (FGIC Insd)	5.50	05/15/29	988,842
2,000	New York State Dormitory Authority, Montefiore Hospital — FHA Insured Mtge Ser 2004 (FGIC Insd)	5.00	08/01/29	2,011,460
5,000	New York State Energy Research & Development Authority, Brooklyn Union Gas Co 1996 Ser (NATL-RE Insd) (d)	5.50	01/01/21	5,001,850
1,725	New York State Thruway Authority St Personal Transportation Series A	5.00	03/15/25	1,831,553

				34,072,166

	Ohio (1.5%)
2,125	Cleveland, Public Power System Ser 2008B-2 (NATL-RE Insd) (e)	0.00	11/15/28	755,055
2,800	Cleveland, Public Power System Ser 2008B-2 (NATL-RE Insd) (e)	0.00	11/15/38	525,588
1,965	Hamilton County, Sales Tax 2000 (AMBAC Insd)	5.25	12/01/32	1,890,723
350	Ohio State Water Develepment Authority Pollution Refunding Firstenergy Series A	5.875	06/01/33	364,088

				3,535,454

	Oregon (0.7%)
1,685	Oregon Department of Administrative Services, COPs Ser 2005 B (FGIC Insd)	5.00	11/01/24	1,734,034

	Pennsylvania (4.7%)
1,500	Delaware County Industrial Development Authority, Aqua Inc Ser A 2005 (AMT) (FGIC Insd)	5.00	11/01/37	1,317,180
4,000	Pennsylvania Turnpike Commission, Ser A 2004 (AMBAC Insd)	5.00	12/01/34	4,024,480
4,000	Pennsylvania Turnpike Commission, Ser R 2001 (AMBAC Insd)	5.00	12/01/26	3,970,200
720	Philadelphia, Ser 2008 B (AGC Insd)	7.125	07/15/38	791,201
1,000	Philadelphia School District, Ser 2008 E (BHAC Insd)	5.125	09/01/23	1,077,910

				11,180,971

	Puerto Rico (0.5%)
1,160	Puerto Rico Sales Tax Financing Corporation Ser 2009 A	5.00	08/01/39	1,179,848

	South Carolina (5.6%)
1,000	Medical University Hospital Authority, FHA Insured Mtge Ser 2004 A (NATL-RE Insd)	5.25	02/15/25	1,016,780
9,325	South Carolina Public Service Authority, Ser 2002 B (FSA Insd)	5.375	01/01/17	10,116,693
2,000	South Carolina Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (a)	11.023	01/01/27	2,053,271

				13,186,744

	Texas (10.6%)
5,000	Austin, Water & Wastewater Refg Ser 2001 A & B (FSA Insd) (a)	5.125	05/15/27	5,065,722
2,000	Austin, Water & Wastewater Ser 2004 A (AMBAC Insd)	5.00	11/15/27	2,053,100
800	Friendswood Independent School District, Ser 2008 (PSF Insd)	5.00	02/15/27	846,104
1,840	Harris County Health Facilities Development Corp., Thermal Utility Ser 2008 (AGC Insd)	5.00	11/15/27	1,828,960
1,000	Houston Community College System, Senior Lien Fee Ser 2008 (FSA Insd)	5.00	04/15/26	1,046,620
225	Houston Community College System, Senior Lien Fee Ser 2008 (FSA Insd)	4.50	04/15/27	222,550
3,615	Houston, Hotel Occupancy Ser B (e)	0.00	09/01/27	1,175,453
4,465	Houston, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25	05/15/23	4,644,582
6,700	North Texas Tollway Authority, Ser D (AGC Insd) (e)	0.00	01/01/28	2,203,697
1,455	North Texas Tollway Authority, System Revenue Refg Ser 2008 D (AGC Insd) (e)	0.00	01/01/31	385,415
2,000	San Antonio, Water & Refg Ser 2002 (FSA Insd)	5.50	05/15/18	2,007,080
5,735	Texas Turnpike Authority, Central Texas Turnpike System (BHAC Insd) (e)	0.00	08/15/27	2,259,819
410	Victoria Independent School District, Ser 2008 (PSF Insd)	5.00	02/15/24	443,969
815	Victoria Independent School District, Ser 2008 (PSF Insd)	5.00	02/15/25	877,665

				25,060,736

	Washington (12.4%)
3,000	Cowlitz County, Public Utility District # 1, Production Ser 2006 (NATL-RE Insd)	5.00	09/01/31	2,853,570
3,000	King County, Sewer Refg 2001 (FGIC Insd)	5.00	01/01/31	3,008,670
4,010	Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00	12/01/23	3,969,299
2,500	Port of Seattle, Ser 2001 B (AMT) (NATL-RE Insd)	5.625	02/01/24	2,504,675
10,000	Seattle, Light & Power Refg Rev 2001 (FSA Insd)	5.125	03/01/26	10,042,500

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
3,170	Washington State, Various Purpose Ser 2010 A (a)	5.00	08/01/29	3,306,354
3,335	Washington State, Various Purpose Ser 2010 A (a)	5.00	08/01/30	3,478,451

				29,163,519

	Total Tax-Exempt Municipal Bonds (Cost $385,221,682)			384,694,321

NUMBER OF
SHARES (000)
	Short-Term Investment (g) (1.4%)
	Investment Company
3,267	Morgan Stanley Institutional Liquidity Funds-Tax-Exempt Portfolio — Institutional Class (Cost $3,267,262)		3,267,262

	Total Investments (Cost $388,488,944)(h)(i)	164.7	387,961,583

	Other Asstes in Excess of Liabilities	2.5	5,794,253
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.56% to 1.38% at July 31, 2009 and contractual maturities of collateral ranging from 04/01/15 to 10/01/37 (f) (Cost $(64,300,000))	(27.3)	(64,300,000)
	Preferred Shares of Beneficial Interest	(39.9)	(93,904,251)

	Net Assets Applicable to Common Shareholders	100.0%	$235,551,585

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

FHA	Federal Housing Authority.

(a)	Underlying security related to inverse floater entered into by the Trust.

(b)	Prerefunded to call date shown.

(c)	Security is a “step-up” bond where the coupon increases on predetermined future date.

(d)	A portion of this security has been physically segregated in connection with open futures contracts.

(e)	Capital appreciation bond.

(f)	Floating rate note and dealer trusts obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2009, Trust investments with a value of $106,421,894 are held by the Dealer Trusts and serve as collateral for the $64,300,000 in floating rate note obligations outstanding at that date.

(g)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class.

(h)	Securities have been designated as collateral in connection with open futures contracts.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Bond Insurance:

AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

NATL-RE	National Public Finance Guarantee Corporation.

PSF	Texas Permanent School Fund Guarantee Program.

XLCA	XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

111	Long	U.S. Treasury Notes 20 Year September 2009	13,018,219	$287,193

29	Short	U.S. Treasury Notes 5 Year September 2009	(3,346,101)	(9,550)

77	Short	U.S. Treasury Bond 30 year September 2009	(9,163,000)	(154,612)

87	Short	U.S. Treasury Notes 2 Year September 2009	(18,842,296)	(19,640)

		Net Unrealized Appreciation		$103,391

MS Insured Municipal Trust
Notes to the Portfolio of Investments
SFAS 157 Disclosure
7/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets
Tax-Exempt Municipal Bonds	$384,694,321	—	$384,694,321	—
Short-Term Investment — Investment Company	3,267,262	$3,267,262	—	—
Futures	287,193	287,193	—	—

Total	$388,248,776	$3,554,455	$384,694,321	—

Liabilities
Futures	($183,802)	($183,802)	—	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009

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